Long-term debt, current and non current, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term Bank Debt [Abstract]
Interest costs incurred on bank-debt	$ 3,029	$ 2,652	$ 551
Commitment fee amount	$ 53	$ 150	$ 282